Dividends (Tables)	12 Months Ended
Sep. 30, 2024
Other Liabilities Disclosure [Abstract]
Summary of Dividends Declared by Board of directors

The Company’s Board of Directors declared the following dividends during the fiscal years ended September 30, 2024, 2023 and 2022:

Declaration Date	Dividends Per Ordinary Share	Record Date	Total Amount	Payment Date
August 7, 2024	$0.479	September 30, 2024	$54,081	October 25, 2024
May 8, 2024	$0.479	June 28, 2024	$54,703	July 26, 2024
February 6, 2024	$0.479	March 29, 2024	$55,528	April 26, 2024
November 7, 2023	$0.435	December 29, 2023	$50,683	January 26, 2024
August 2, 2023	$0.435	September 29, 2023	$51,053	October 27, 2023
May 10, 2023	$0.435	June 30, 2023	$51,781	July 28, 2023
January 31, 2023	$0.435	March 31, 2023	$52,309	April 28, 2023
November 8, 2022	$0.395	December 30, 2022	$47,635	January 27, 2023
August 3, 2022	$0.395	September 30, 2022	$47,735	October 28, 2022
May 11, 2022	$0.395	June 30, 2022	$48,180	July 29, 2022
February 1, 2022	$0.395	March 31, 2022	$48,527	April 29, 2022
November 2, 2021	$0.360	December 31, 2021	$44,410	January 28, 2022